UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
Semiannual Report
T. ROWE PRICE
Target Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Target Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Target Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Target Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Target Funds
Portfolio Summary

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2005 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 3 .17% 3 .12 % Equity Index 500
4 .91 5 .00 Growth Stock
2 .54 2 .78 U.S. Large-Cap Core
4 .91 4 .68 Value
0 .32 0 .32 U.S. Equity Research
U.S. Mid-Cap Stocks 0 .99 1 .23 Mid-Cap Growth
0 .99 1 .05 Mid-Cap Value
U.S. Small-Cap Stocks 0 .66 0 .54 New Horizons
0 .66 0 .79 Small-Cap Stock
0 .66 0 .73 Small-Cap Value
International Developed 2 .41 2 .09 International Stock
Market Stocks 2 .41 2 .17 International Value Equity
2 .41 2 .45 Overseas Stock
International Emerging
Market Stocks
0 .64 0 .90 Emerging Markets Discovery
Stock
0 .64 0 .76 Emerging Markets Stock
Inflation Focused Stocks 1 .67 1 .99 Real Assets
Hedged Equity 3 .33 3 .34 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 33 .32 33 .94
Core Fixed Income 4 .67 4 .38 Dynamic Global Bond
7 .01 6 .50 International Bond (USD Hedged)
21 .02 18 .31 New Income
Diversifying Fixed Income 2 .10 1 .68 Dynamic Credit
4 .21 4 .54 Emerging Markets Bond
1 .26 1 .63 Floating Rate
2 .94 4 .23 High Yield
20 .00 19 .40 Limited Duration Inflation
Focused Bond
3 .50 3 .51 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .90 Cash and Collateral
Total Bonds 66 .71 66 .08
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2010 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 3 .31% 3 .13 % Equity Index 500
5 .12 5 .20 Growth Stock
2 .64 2 .90 U.S. Large-Cap Core
5 .12 4 .87 Value
0 .33 0 .33 U.S. Equity Research
U.S. Mid-Cap Stocks 1 .03 1 .29 Mid-Cap Growth
1 .03 1 .09 Mid-Cap Value
U.S. Small-Cap Stocks 0 .69 0 .56 New Horizons
0 .69 0 .83 Small-Cap Stock
0 .69 0 .78 Small-Cap Value
International Developed 2 .51 2 .19 International Stock
Market Stocks 2 .51 2 .26 International Value Equity
2 .51 2 .56 Overseas Stock
International Emerging
Market Stocks
0 .66 0 .94 Emerging Markets Discovery
Stock
0 .66 0 .79 Emerging Markets Stock
Inflation Focused Stocks 1 .74 2 .08 Real Assets
Hedged Equity 3 .47 3 .57 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 34 .71 35 .37
Core Fixed Income 4 .53 4 .22 Dynamic Global Bond
6 .80 6 .22 International Bond (USD Hedged)
20 .39 17 .71 New Income
Diversifying Fixed Income 2 .02 1 .68 Dynamic Credit
4 .03 4 .35 Emerging Markets Bond
1 .21 1 .56 Floating Rate
2 .82 4 .09 High Yield
20 .00 19 .46 Limited Duration Inflation
Focused Bond
3 .50 3 .51 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .82 Cash and Collateral
Total Bonds 65 .30 64 .62
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2015 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 3 .49% 3 .29 % Equity Index 500
5 .42 5 .57 Growth Stock
2 .80 3 .06 U.S. Large-Cap Core
5 .42 5 .20 Value
0 .35 0 .36 U.S. Equity Research
U.S. Mid-Cap Stocks 1 .09 1 .36 Mid-Cap Growth
1 .09 1 .16 Mid-Cap Value
U.S. Small-Cap Stocks 0 .73 0 .59 New Horizons
0 .73 0 .87 Small-Cap Stock
0 .73 0 .78 Small-Cap Value
International Developed 2 .65 2 .33 International Stock
Market Stocks 2 .65 2 .41 International Value Equity
2 .65 2 .73 Overseas Stock
International Emerging
Market Stocks
0 .70 1 .00 Emerging Markets Discovery
Stock
0 .70 0 .84 Emerging Markets Stock
Inflation Focused Stocks 1 .84 2 .21 Real Assets
Hedged Equity 3 .67 3 .63 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 36 .71 37 .39
Core Fixed Income 4 .33 4 .02 Dynamic Global Bond
6 .50 6 .01 International Bond (USD Hedged)
19 .49 16 .88 New Income
Diversifying Fixed Income 1 .91 1 .49 Dynamic Credit
3 .81 4 .14 Emerging Markets Bond
1 .14 1 .48 Floating Rate
2 .67 3 .89 High Yield
20 .00 19 .40 Limited Duration Inflation
Focused Bond
3 .46 3 .45 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .86 Cash and Collateral
Total Bonds 63 .31 62 .62
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2020 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 3 .80% 3 .67 % Equity Index 500
5 .89 6 .01 Growth Stock
3 .04 3 .34 U.S. Large-Cap Core
5 .89 5 .67 Value
0 .38 0 .39 U.S. Equity Research
U.S. Mid-Cap Stocks 1 .19 1 .47 Mid-Cap Growth
1 .19 1 .26 Mid-Cap Value
U.S. Small-Cap Stocks 0 .79 0 .63 New Horizons
0 .79 0 .89 Small-Cap Stock
0 .79 0 .84 Small-Cap Value
International Developed 2 .88 2 .55 International Stock
Market Stocks 2 .88 2 .63 International Value Equity
2 .88 2 .95 Overseas Stock
International Emerging
Market Stocks
0 .76 1 .09 Emerging Markets Discovery
Stock
0 .76 0 .90 Emerging Markets Stock
Inflation Focused Stocks 2 .00 2 .42 Real Assets
Hedged Equity 3 .99 3 .87 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 39 .90 40 .58
Core Fixed Income 4 .01 3 .71 Dynamic Global Bond
6 .02 5 .36 International Bond (USD Hedged)
18 .05 15 .54 New Income
Diversifying Fixed Income 1 .74 1 .34 Dynamic Credit
3 .46 3 .79 Emerging Markets Bond
1 .04 1 .35 Floating Rate
2 .42 3 .55 High Yield
20 .00 19 .60 Limited Duration Inflation
Focused Bond
3 .37 3 .32 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .86 Cash and Collateral
Total Bonds 60 .11 59 .42
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2025 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4 .46% 4 .16 % Equity Index 500
6 .91 7 .05 Growth Stock
3 .57 3 .91 U.S. Large-Cap Core
6 .91 6 .63 Value
0 .45 0 .45 U.S. Equity Research
U.S. Mid-Cap Stocks 1 .39 1 .72 Mid-Cap Growth
1 .39 1 .48 Mid-Cap Value
U.S. Small-Cap Stocks 0 .93 0 .75 New Horizons
0 .93 1 .11 Small-Cap Stock
0 .93 0 .97 Small-Cap Value
International Developed 3 .38 2 .98 International Stock
Market Stocks 3 .38 3 .11 International Value Equity
3 .38 3 .46 Overseas Stock
International Emerging
Market Stocks
0 .90 1 .30 Emerging Markets Discovery
Stock
0 .90 1 .06 Emerging Markets Stock
Inflation Focused Stocks 2 .30 2 .81 Real Assets
Hedged Equity 3 .91 3 .80 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 46 .02 46 .75
Core Fixed Income 3 .58 3 .31 Dynamic Global Bond
5 .36 4 .76 International Bond (USD Hedged)
16 .09 13 .75 New Income
Diversifying Fixed Income 1 .27 1 .01 Dynamic Credit
3 .11 3 .40 Emerging Markets Bond
0 .93 1 .20 Floating Rate
2 .17 3 .12 High Yield
18 .25 17 .67 Limited Duration Inflation
Focused Bond
3 .24 3 .15 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .89 Cash and Collateral
Total Bonds 54 .00 53 .26
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2030 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 5 .76% 5 .56 % Equity Index 500
8 .93 9 .09 Growth Stock
4 .61 5 .05 U.S. Large-Cap Core
8 .93 8 .43 Value
0 .58 0 .58 U.S. Equity Research
U.S. Mid-Cap Stocks 1 .80 2 .17 Mid-Cap Growth
1 .80 1 .87 Mid-Cap Value
U.S. Small-Cap Stocks 1 .20 0 .94 New Horizons
1 .20 1 .40 Small-Cap Stock
1 .20 1 .21 Small-Cap Value
International Developed 4 .37 3 .77 International Stock
Market Stocks 4 .37 3 .93 International Value Equity
4 .37 4 .41 Overseas Stock
International Emerging
Market Stocks
1 .16 1 .65 Emerging Markets Discovery
Stock
1 .16 1 .34 Emerging Markets Stock
Inflation Focused Stocks 2 .81 3 .42 Real Assets
Hedged Equity 1 .97 2 .07 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 56 .22 56 .89
Core Fixed Income 3 .06 2 .78 Dynamic Global Bond
4 .58 3 .96 International Bond (USD Hedged)
13 .75 11 .63 New Income
Diversifying Fixed Income 0 .43 0 .34 Dynamic Credit
2 .79 2 .87 Emerging Markets Bond
0 .84 1 .06 Floating Rate
1 .96 2 .67 High Yield
13 .25 12 .72 Limited Duration Inflation
Focused Bond
3 .15 3 .10 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .99 Cash and Collateral
Total Bonds 43 .81 43 .12
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2035 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 7 .15% 7 .25 % Equity Index 500
11 .08 11 .16 Growth Stock
5 .72 6 .29 U.S. Large-Cap Core
11 .08 10 .43 Value
0 .72 0 .73 U.S. Equity Research
U.S. Mid-Cap Stocks 2 .23 2 .62 Mid-Cap Growth
2 .23 2 .31 Mid-Cap Value
U.S. Small-Cap Stocks 1 .49 1 .11 New Horizons
1 .49 1 .68 Small-Cap Stock
1 .49 1 .45 Small-Cap Value
International Developed 5 .43 4 .71 International Stock
Market Stocks 5 .43 4 .80 International Value Equity
5 .43 5 .45 Overseas Stock
International Emerging
Market Stocks
1 .44 2 .04 Emerging Markets Discovery
Stock
1 .44 1 .67 Emerging Markets Stock
Inflation Focused Stocks 3 .36 4 .13 Real Assets
Hedged Equity 0 .00 0 .00 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 67 .21 67 .83
Core Fixed Income 2 .46 2 .19 Dynamic Global Bond
3 .68 3 .15 International Bond (USD Hedged)
11 .05 9 .24 New Income
Diversifying Fixed Income 0 .00 0 .00 Dynamic Credit
2 .03 2 .10 Emerging Markets Bond
0 .61 0 .73 Floating Rate
1 .42 1 .98 High Yield
8 .25 7 .77 Limited Duration Inflation
Focused Bond
3 .31 3 .05 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .96 Cash and Collateral
Total Bonds 32 .81 32 .17
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2040 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 8 .24% 8 .22 % Equity Index 500
12 .78 12 .92 Growth Stock
6 .60 7 .26 U.S. Large-Cap Core
12 .78 12 .05 Value
0 .83 0 .84 U.S. Equity Research
U.S. Mid-Cap Stocks 2 .58 3 .02 Mid-Cap Growth
2 .58 2 .66 Mid-Cap Value
U.S. Small-Cap Stocks 1 .72 1 .26 New Horizons
1 .72 1 .92 Small-Cap Stock
1 .72 1 .68 Small-Cap Value
International Developed 6 .26 5 .38 International Stock
Market Stocks 6 .26 5 .53 International Value Equity
6 .26 6 .28 Overseas Stock
International Emerging
Market Stocks
1 .66 2 .36 Emerging Markets Discovery
Stock
1 .66 1 .89 Emerging Markets Stock
Inflation Focused Stocks 3 .88 4 .77 Real Assets
Hedged Equity 0 .00 0 .00 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 77 .53 78 .04
Core Fixed Income 1 .93 1 .70 Dynamic Global Bond
2 .89 2 .39 International Bond (USD Hedged)
8 .66 7 .13 New Income
Diversifying Fixed Income 0 .00 0 .00 Dynamic Credit
1 .31 1 .34 Emerging Markets Bond
0 .39 0 .49 Floating Rate
0 .91 1 .32 High Yield
3 .25 3 .08 Limited Duration Inflation
Focused Bond
3 .17 2 .80 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .71 Cash and Collateral
Total Bonds 22 .51 21 .96
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2045 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 9 .24% 9 .20 % Equity Index 500
14 .32 14 .42 Growth Stock
7 .39 8 .11 U.S. Large-Cap Core
14 .32 13 .51 Value
0 .92 0 .93 U.S. Equity Research
U.S. Mid-Cap Stocks 2 .89 3 .39 Mid-Cap Growth
2 .89 2 .98 Mid-Cap Value
U.S. Small-Cap Stocks 1 .92 1 .38 New Horizons
1 .92 2 .16 Small-Cap Stock
1 .92 1 .84 Small-Cap Value
International Developed 7 .01 5 .93 International Stock
Market Stocks 7 .01 6 .17 International Value Equity
7 .01 7 .03 Overseas Stock
International Emerging
Market Stocks
1 .86 2 .67 Emerging Markets Discovery
Stock
1 .86 2 .11 Emerging Markets Stock
Inflation Focused Stocks 4 .34 5 .37 Real Assets
Hedged Equity 0 .00 0 .00 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 86 .82 87 .20
Core Fixed Income 1 .32 1 .09 Dynamic Global Bond
1 .98 1 .55 International Bond (USD Hedged)
5 .94 4 .67 New Income
Diversifying Fixed Income 0 .00 0 .00 Dynamic Credit
0 .73 0 .74 Emerging Markets Bond
0 .22 0 .28 Floating Rate
0 .51 0 .77 High Yield
0 .00 0 .00 Limited Duration Inflation
Focused Bond
2 .51 2 .12 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .58 Cash and Collateral
Total Bonds 13 .21 12 .80
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2050 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 9 .94% 10 .00 % Equity Index 500
15 .40 15 .46 Growth Stock
7 .95 8 .71 U.S. Large-Cap Core
15 .40 14 .54 Value
0 .99 1 .01 U.S. Equity Research
U.S. Mid-Cap Stocks 3 .11 3 .64 Mid-Cap Growth
3 .11 3 .21 Mid-Cap Value
U.S. Small-Cap Stocks 2 .07 1 .49 New Horizons
2 .07 2 .33 Small-Cap Stock
2 .07 1 .95 Small-Cap Value
International Developed 7 .54 6 .36 International Stock
Market Stocks 7 .54 6 .63 International Value Equity
7 .54 7 .56 Overseas Stock
International Emerging
Market Stocks
2 .00 2 .83 Emerging Markets Discovery
Stock
2 .00 2 .25 Emerging Markets Stock
Inflation Focused Stocks 4 .67 5 .73 Real Assets
Hedged Equity 0 .00 0 .00 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 93 .40 93 .70
Core Fixed Income 0 .66 0 .44 Dynamic Global Bond
0 .99 0 .65 International Bond (USD Hedged)
2 .97 2 .03 New Income
Diversifying Fixed Income 0 .00 0 .00 Dynamic Credit
0 .13 0 .15 Emerging Markets Bond
0 .00 0 .00 Floating Rate
0 .13 0 .29 High Yield
0 .00 0 .00 Limited Duration Inflation
Focused Bond
1 .72 1 .24 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .50 Cash and Collateral
Total Bonds 6 .60 6 .30
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2055 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10 .29% 10 .31 % Equity Index 500
15 .95 16 .02 Growth Stock
8 .23 9 .02 U.S. Large-Cap Core
15 .95 15 .06 Value
1 .03 1 .04 U.S. Equity Research
U.S. Mid-Cap Stocks 3 .22 3 .77 Mid-Cap Growth
3 .22 3 .33 Mid-Cap Value
U.S. Small-Cap Stocks 2 .14 1 .55 New Horizons
2 .14 2 .42 Small-Cap Stock
2 .14 2 .01 Small-Cap Value
International Developed 7 .81 6 .56 International Stock
Market Stocks 7 .81 6 .86 International Value Equity
7 .81 7 .82 Overseas Stock
International Emerging
Market Stocks
2 .07 2 .89 Emerging Markets Discovery
Stock
2 .07 2 .33 Emerging Markets Stock
Inflation Focused Stocks 4 .84 5 .95 Real Assets
Hedged Equity 0 .00 0 .00 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 96 .72 96 .94
Core Fixed Income 0 .33 0 .16 Dynamic Global Bond
0 .50 0 .21 International Bond (USD Hedged)
1 .49 0 .78 New Income
Diversifying Fixed Income 0 .00 0 .00 Dynamic Credit
0 .00 0 .00 Emerging Markets Bond
0 .00 0 .00 Floating Rate
0 .00 0 .00 High Yield
0 .00 0 .00 Limited Duration Inflation
Focused Bond
0 .99 0 .49 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 1 .42 Cash and Collateral
Total Bonds 3 .31 3 .06
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2060 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10 .43% 10 .46 % Equity Index 500
16 .16 16 .20 Growth Stock
8 .34 9 .12 U.S. Large-Cap Core
16 .16 15 .26 Value
1 .04 1 .05 U.S. Equity Research
U.S. Mid-Cap Stocks 3 .26 3 .81 Mid-Cap Growth
3 .26 3 .38 Mid-Cap Value
U.S. Small-Cap Stocks 2 .17 1 .57 New Horizons
2 .17 2 .47 Small-Cap Stock
2 .17 2 .04 Small-Cap Value
International Developed 7 .91 6 .68 International Stock
Market Stocks 7 .91 6 .95 International Value Equity
7 .91 7 .92 Overseas Stock
International Emerging
Market Stocks
2 .10 2 .94 Emerging Markets Discovery
Stock
2 .10 2 .35 Emerging Markets Stock
Inflation Focused Stocks 4 .90 5 .94 Real Assets
Hedged Equity 0 .00 0 .00 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 97 .99 98 .14
Core Fixed Income 0 .20 0 .11 Dynamic Global Bond
0 .30 0 .15 International Bond (USD Hedged)
0 .90 0 .43 New Income
Diversifying Fixed Income 0 .00 0 .00 Dynamic Credit
0 .00 0 .00 Emerging Markets Bond
0 .00 0 .00 Floating Rate
0 .00 0 .00 High Yield
0 .00 0 .00 Limited Duration Inflation
Focused Bond
0 .60 0 .27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 0 .91 Cash and Collateral
Total Bonds 2 .00 1 .87
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Target 2065 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10 .43% 10 .34 % Equity Index 500
16 .16 16 .17 Growth Stock
8 .34 9 .10 U.S. Large-Cap Core
16 .16 15 .25 Value
1 .04 1 .06 U.S. Equity Research
U.S. Mid-Cap Stocks 3 .26 3 .82 Mid-Cap Growth
3 .26 3 .38 Mid-Cap Value
U.S. Small-Cap Stocks 2 .17 1 .58 New Horizons
2 .17 2 .45 Small-Cap Stock
2 .17 2 .03 Small-Cap Value
International Developed 7 .91 6 .69 International Stock
Market Stocks 7 .91 6 .94 International Value Equity
7 .91 7 .93 Overseas Stock
International Emerging
Market Stocks
2 .10 3 .00 Emerging Markets Discovery
Stock
2 .10 2 .35 Emerging Markets Stock
Inflation Focused Stocks 4 .90 5 .95 Real Assets
Hedged Equity 0 .00 0 .00 Hedged Equity
U.S. Stock Index Futures* 0 .00 0 .00 Stock Index Futures*
International Stock Index
Futures*
0 .00 0 .00 Stock Index Futures*
Total Stocks 97 .99 98 .04
Core Fixed Income 0 .20 0 .10 Dynamic Global Bond
0 .30 0 .15 International Bond (USD Hedged)
0 .90 0 .43 New Income
Diversifying Fixed Income 0 .00 0 .00 Dynamic Credit
0 .00 0 .00 Emerging Markets Bond
0 .00 0 .00 Floating Rate
0 .00 0 .00 High Yield
0 .00 0 .00 Limited Duration Inflation
Focused Bond
0 .60 0 .28 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0 .00 0 .00 Interest Rate Futures*
Short-Term Income 0 .00 0 .96 Cash and Collateral
Total Bonds 2 .00 1 .92
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Target Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Target Funds

TARGET 2005 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,030.60 $2.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.75   2.28
Advisor Class
Actual   1,000.00   1,029.50   3.55
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.50   3.54
I Class
Actual   1,000.00   1,032.50   1.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.50   1.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.45%,
the
2
Advisor Class was 0.70%, and the
3
I Class was 0.30%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2010 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,031.90 $2.29
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.75   2.28
Advisor Class
Actual   1,000.00   1,030.70   3.55
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.50   3.54
I Class
Actual   1,000.00   1,032.80   1.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.50   1.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.45%,
the
2
Advisor Class was 0.70%, and the
3
I Class was 0.30%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2015 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,033.90 $2.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.70   2.33
Advisor Class
Actual   1,000.00   1,032.00   3.61
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.45   3.59
I Class
Actual   1,000.00   1,034.90   1.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.45   1.57
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%,
the
2
Advisor Class was 0.71%, and the
3
I Class was 0.31%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2020 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,035.40 $2.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.55   2.48
Advisor Class
Actual   1,000.00   1,033.70   3.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.30   3.74
I Class
Actual   1,000.00   1,035.30   1.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.35   1.67
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%,
the
2
Advisor Class was 0.74%, and the
3
I Class was 0.33%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2025 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,039.30 $2.60
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.45   2.58
Advisor Class
Actual   1,000.00   1,037.80   3.87
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.20   3.84
I Class
Actual   1,000.00   1,040.20   1.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.25   1.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.51%,
the
2
Advisor Class was 0.76%, and the
3
I Class was 0.35%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2030 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,046.70 $2.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.30   2.73
Advisor Class
Actual   1,000.00   1,046.00   4.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.05   3.99
I Class
Actual   1,000.00   1,048.20   1.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.15   1.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.54%,
the
2
Advisor Class was 0.79%, and the
3
I Class was 0.37%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2035 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,054.50 $2.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.20   2.83
Advisor Class
Actual   1,000.00   1,052.20   4.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.95   4.09
I Class
Actual   1,000.00   1,055.20   2.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.05   1.97
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.56%,
the
2
Advisor Class was 0.81%, and the
3
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2040 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,061.00 $2.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.10   2.93
Advisor Class
Actual   1,000.00   1,059.20   4.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.85   4.19
I Class
Actual   1,000.00   1,062.50   2.11
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.95   2.07
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.58%,
the
2
Advisor Class was 0.83%, and the
3
I Class was 0.41%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2045 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,067.50 $3.15
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.95   3.08
Advisor Class
Actual   1,000.00   1,066.50   4.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.70   4.34
I Class
Actual   1,000.00   1,068.90   2.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.85   2.17
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.61%,
the
2
Advisor Class was 0.86%, and the
3
I Class was 0.43%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2050 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,073.20 $3.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.90   3.13
Advisor Class
Actual   1,000.00   1,072.20   4.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.65   4.39
I Class
Actual   1,000.00   1,073.80   2.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.80   2.23
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.62%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2055 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,076.30 $3.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.85   3.18
Advisor Class
Actual   1,000.00   1,075.40   4.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.60   4.45
I Class
Actual   1,000.00   1,077.00   2.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.75   2.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%,
the
2
Advisor Class was 0.88%, and the
3
I Class was 0.45%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2060 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,077.50 $3.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.80   3.23
Advisor Class
Actual   1,000.00   1,075.30   4.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.55   4.50
I Class
Actual   1,000.00   1,078.70   2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.70   2.33
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
I Class was 0.46%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Target Funds

TARGET 2065 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,077.80 $3.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.80   3.23
Advisor Class
Actual   1,000.00   1,075.70   4.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.55   4.50
I Class
Actual   1,000.00   1,077.80   2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.70   2.33
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
I Class was 0.46%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C17-051 1/24

November 30, 2023
semiannual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSLX Target 2065 Fund –
.
PAZLX Target 2065 Fund–
.
Advisor  Class
RPFDX Target 2065 Fund–
.
I Class

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Financial Highlights
32
For a share outstanding throughout each period
Investor Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
10/13/20
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 10 .41 $ 10 .76 $ 12 .32 $ 10 .00
Investment activities
Net investment income (loss)
(2)(3)
( 0 .02 ) 0 .12 0 .09 0 .01
Net realized and unrealized gain/loss 0 .83 ( 0 .12 )
(4)
( 1 .24 ) 2 .46
Total from investment activities 0 .81 —
(5)
( 1 .15 ) 2 .47
Distributions
Net investment income — ( 0 .11 ) ( 0 .11 ) ( 0 .11 )
Net realized gain — ( 0 .24 ) ( 0 .30 ) ( 0 .04 )
Total distributions — ( 0 .35 ) ( 0 .41 ) ( 0 .15 )
NET ASSET VALUE
End of period $ 11 .22 $ 10 .41 $ 10 .76 $ 12 .32

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Financial Highlights
33
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
10/13/20
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)(7)
7 .78% 0 .25% ( 9 .75 ) % 24 .86%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(7)
0 .64%
(8)
0 .64% 0 .65% 0 .71%
(8)
Net expenses after payments by Price
Associates
(7)
0 .64%
(8)
0 .64% 0 .65% 0 .71%
(8)
Net investment income (loss)
(7)
( 0 .35 ) %
(8)
1 .14% 0 .74% 0 .09%
(8)
Portfolio turnover rate
(7)
18 .0% 27 .2% 54 .6% 48 .0%
Net assets, end of period (in thousands) $6,883 $4,999 $3,558 $2,385
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(7)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(8)
Annualized

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Financial Highlights
34
For a share outstanding throughout each period
Advisor Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
10/13/20
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 10 .43 $ 10 .78 $ 12 .31 $ 10 .00
Investment activities
Net investment income (loss)
(2)(3)
( 0 .03 ) 0 .09 0 .06 0 .05
Net realized and unrealized gain/loss 0 .82 ( 0 .12 )
(4)
( 1 .24 ) 2 .40
Total from investment activities 0 .79 ( 0 .03 ) ( 1 .18 ) 2 .45
Distributions
Net investment income — ( 0 .08 ) ( 0 .05 ) ( 0 .10 )
Net realized gain — ( 0 .24 ) ( 0 .30 ) ( 0 .04 )
Total distributions — ( 0 .32 ) ( 0 .35 ) ( 0 .14 )
NET ASSET VALUE
End of period $ 11 .22 $ 10 .43 $ 10 .78 $ 12 .31

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Financial Highlights
35
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
10/13/20
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(5)(6)
7 .57% ( 0 .02 ) % ( 9 .95 ) % 24 .64%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0 .89%
(7)
0 .89% 0 .90% 0 .98%
(7)
Net expenses after payments by Price
Associates
(6)
0 .89%
(7)
0 .89% 0 .90% 0 .98%
(7)
Net investment income (loss)
(6)
( 0 .59 ) %
(7)
0 .92% 0 .47% 0 .70%
(7)
Portfolio turnover rate
(6)
18 .0% 27 .2% 54 .6% 48 .0%
Net assets, end of period (in thousands) $122 $126 $115 $125
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Financial Highlights
36
For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
10/13/20
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 10 .41 $ 10 .77 $ 12 .34 $ 10 .00
Investment activities
Net investment income (loss)
(2)(3)
( 0 .01 ) 0 .13 0 .08 0 .07
Net realized and unrealized gain/loss 0 .82 ( 0 .11 )
(4)
( 1 .21 ) 2 .42
Total from investment activities 0 .81 0 .02 ( 1 .13 ) 2 .49
Distributions
Net investment income — ( 0 .14 ) ( 0 .14 ) ( 0 .11 )
Net realized gain — ( 0 .24 ) ( 0 .30 ) ( 0 .04 )
Total distributions — ( 0 .38 ) ( 0 .44 ) ( 0 .15 )
NET ASSET VALUE
End of period $ 11 .22 $ 10 .41 $ 10 .77 $ 12 .34

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Financial Highlights
37
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
10/13/20
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(5)(6)
7 .78% 0 .46% ( 9 .63 ) % 25 .06%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0 .46%
(7)
0 .46% 0 .46% 0 .53%
(7)
Net expenses after payments by Price
Associates
(6)
0 .46%
(7)
0 .46% 0 .46% 0 .53%
(7)
Net investment income (loss)
(6)
( 0 .17 ) %
(7)
1 .32% 0 .64% 0 .98%
(7)
Portfolio turnover rate
(6)
18 .0% 27 .2% 54 .6% 48 .0%
Net assets, end of period (in thousands) $13,251 $9,972 $5,929 $211
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Target 2065 Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  65 30 6 11,190 88
U.S. Treasury Long-Term Index
Fund  44 22 5 7,694 56
International Bond Fund (USD
Hedged)  25 8 2 3,765 31
Dynamic Global Bond Fund  17 6 2 2,685 21
Limited Duration Inflation
Focused Bond Fund  1 – – 214 1
Total Bond Mutual Funds (Cost $220) 197
EQUITY MUTUAL FUNDS 98.1%
T. Rowe Price Funds:
Growth Stock Fund  (2) 2,528 773 439 37,267 3,278
Value Fund  2,336 773 269 74,641 3,091
Equity Index 500 Fund  1,545 630 250 17,402 2,096
U.S. Large-Cap Core Fund  820 970 97 53,064 1,845
Overseas Stock Fund  1,239 425 109 132,258 1,607
International Value Equity Fund  1,056 365 103 89,079 1,407
International Stock Fund  1,045 348 96 73,489 1,355
Real Assets Fund  660 589 83 88,666 1,207
Mid-Cap Growth Fund  565 215 53 7,690 774
Mid-Cap Value Fund  514 176 57 22,050 685
Emerging Markets Discovery
Stock Fund  476 154 55 46,516 609
Small-Cap Stock Fund  364 146 37 9,055 497
Emerging Markets Stock Fund  360 155 40 13,986 477
Small-Cap Value Fund  310 112 31 8,428 412
New Horizons Fund  (2) 240 98 28 6,175 320
U.S. Equity Research Fund  554 125 484 4,765 215
Total Equity Mutual Funds (Cost $19,164) 19,875
OTHER MUTUAL FUNDS 0.1%
T. Rowe Price Funds:
Transition Fund  2 368 366 47 4
Total Other Mutual Funds (Cost $4) 4

T. ROWE PRICE Target 2065 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price U.S. Treasury
Money Fund, 5.43%  (3) 348 587 743 191,544 192
Total Short-Term Investments (Cost $192) 192
Total Investments in Securities
100.1% of Net Assets (Cost $19,580) $ 20,268
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2065 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ — $ —
Emerging Markets Bond Fund  — — —
Emerging Markets Discovery Stock Fund  (7) 34 —
Emerging Markets Stock Fund  (8) 2 —
Equity Index 500 Fund  (4) 171 14
Floating Rate Fund  — — —
Growth Stock Fund  (65) 416 —
High Yield Fund  — — —
International Bond Fund (USD Hedged)  — — —
International Stock Fund  (10) 58 —
International Value Equity Fund  (2) 89 —
Limited Duration Inflation Focused Bond Fund  — — —
Mid-Cap Growth Fund  (5) 47 —
Mid-Cap Value Fund  (4) 52 —
New Horizons Fund  (6) 10 —
New Income Fund  (1) (1) 2
Overseas Stock Fund  (6) 52 —
Real Assets Fund  (7) 41 —
Small-Cap Stock Fund  (5) 24 —
Small-Cap Value Fund  (4) 21 —
Transition Fund  (2) — 1
U.S. Equity Research Fund  24 20 —
U.S. Large-Cap Core Fund  (1) 152 —
U.S. Treasury Long-Term Index Fund  (1) (5) 1
Value Fund  (22) 251 —
U.S. Treasury Money Fund, 5.43% — — 8
Totals $ (136)# $ 1,434 $ 26+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $26 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2065 Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities
41
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $19,580) $ 20,268
Receivable for shares sold 30
Total assets 20,298
Liabilities
Payable for investment securities purchased 24
Investment management and administrative fees payable 13
Payable for shares redeemed 4
Other liabilities 1
Total liabilities 42
NET ASSETS $ 20,256
Net Assets Consist of:
Total distributable earnings (loss) $ 128
Paid-in capital applicable to 1,805,674 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of the
Corporation authorized 20,128
NET ASSETS $ 20,256
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,883; Shares outstanding: 613,748) $ 11.22
Advisor Class
(Net assets: $122; Shares outstanding: 10,859) $ 11.22
I Class
(Net assets: $13,251; Shares outstanding: 1,181,067) $ 11.22

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Statement of Operations
42
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Income distributions from underlying Price Funds $ 26
Investment management and administrative expense 47
Net investment loss (21)
Realized and Unrealized Gain / Loss –
Net realized loss on Sales of underlying Price Funds (136)
Change in net unrealized gain / loss on underlying Price Funds 1,434
Net realized and unrealized gain / loss 1,298
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,277

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Statement of Changes in Net Assets
43
($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (21) $ 145
Net realized loss (136) (34)
Change in net unrealized gain / loss 1,434 178
Increase in net assets from operations 1,277 289
Distributions to shareholders
Net earnings
Investor Class – (131)
Advisor Class – (4)
I Class – (279)
Decrease in net assets from distributions – (414)
Capital share transactions
*
Shares sold
Investor Class 2,473 3,421
Advisor Class 14 16
I Class 3,878 5,328
Distributions reinvested
Investor Class – 131
I Class – 276
Shares redeemed
Investor Class (998) (2,047)
Advisor Class (26) (2)
I Class (1,459) (1,503)
Increase in net assets from capital share transactions 3,882 5,620

T. ROWE PRICE Target 2065 Fund
(Unaudited)
Statement of Changes in Net Assets
44
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase during period 5,159 5,495
Beginning of period 15,097 9,602
End of period $ 20,256 $ 15,097
*Share information (000s)
Shares sold
Investor Class 227 336
Advisor Class 1 1
I Class 357 527
Distributions reinvested
Investor Class – 13
I Class – 28
Shares redeemed
Investor Class (93) (200)
Advisor Class (2) –
I Class (134) (147)
Increase in shares outstanding 356 558

T. ROWE PRICE Target 2065 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS
45
T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2065 Fund
(the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other
T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has three classes of shares: the Target 2065 Fund (Investor Class), the Target
2065 Fund–Advisor Class (Advisor Class) and the Target 2065 Fund–I Class (I Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the
Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Target 2065 Fund

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays
Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets;
during the six months ended November 30, 2023, the Advisor Class incurred less than
$1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Target 2065 Fund

The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Target 2065 Fund

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds during the six months ended
November 30, 2023, aggregated $7,075,000 and $3,219,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $20,419,000. Net unrealized loss aggregated $151,000 at period-end, of which $917,000 related to appreciated investments and $1,068,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from
0.64% to 0.45% for the Investor Class and Advisor Class and 0.46% to 0.30% for the
I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses

T. ROWE PRICE Target 2065 Fund

related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses;
acquired fund fees and expenses; and any 12b-1 fees applicable to a class. Differences in the all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30, 2023, the effective all-inclusive management fee rate was 0.64% for the Investor Class and Advisor Class and 0.46% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2023, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 7,695 shares of the Advisor Class, representing 71% of the Advisor Class's net assets.

T. ROWE PRICE Target 2065 Fund

NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Target 2065 Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 3,760,846,130 132,596,975
Mark J. Parrell 3,741,085,680 151,452,563
Kellye L. Walker 3,765,871,774 127,480,835
Eric L. Veiel 3,752,900,925 140,358,004

T. ROWE PRICE Target 2065 Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Target 2065 Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Target 2065 Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1311-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024